Lease obligations - Disclosure of recognized lease obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Obligations [Abstract]
Right-of-use asset from office lease repayable monthly instalments	$ 9,364
Lease interest rate	12.50%
Right-of-use asset from office lease repayable in monthly instalments of $8,755 and an interest rate of 12.5% per annum and an end date of March 31, 2023	$ 217,394	$ 293,464
Less: current portion	(88,182)	(76,070)
Non-current portion	$ 129,212	$ 217,394